Bank Borrowings (Tables)	12 Months Ended
Dec. 31, 2025
Bank Borrowings [Abstract]
Schedule of Borrowings

As of December 31, 2025 and 2024, summary of the borrowings is as follows:

				As of December 31, 2025		As of December 31, 2024
Bank and other financial institution	Annual interest rate	Maturity	Principal	Short-term	Long-term (Non- current portions)	Short-term	Long-term (Non- current portions)
Bank SinoPac(1)	2.61%	November 2027	653,756	341,090	312,666	326,321	625,444
Bank SinoPac(1)	2.61%	December 2028	609,181	203,061	406,120	194,267	582,799
Bank SinoPac(1)	2.19%	January 2025	457,457	-	-	457,457	-
Bank SinoPac(1)	2.19%	February 2025	2,192,112	-	-	2,192,112	-
Bank SinoPac(1)	2.19%	June 2025	245,593	-	-	245,593	-
Bank SinoPac(1)	2.19%	June 2026	2,231,431	2,231,431	-	-	-
Bank SinoPac(1)	2.19%	January 2026	227,236	227,236	-	-	-
Bank SinoPac(1)	2.19%	February 2026	249,538	249,538	-	-	-
Bank SinoPac(1)	2.19%	March 2026	253,628	253,628	-	-	-
Bank SinoPac(1)	2.19%	June 2026	362,033	362,033	-	-	-
Bank of Taiwan(2)	1.95%	October 2038	6,109,163	476,039	5,633,124	455,424	5,844,600
Bank of Taiwan(2)	2.41%	March 2025	609,942	-	-	609,942	-
Bank of Taiwan(2)	2.41%	March 2026	956,328	956,328	-	-	-
Chang Hwa Bank	2.43%	March 2025	501,170	-	-	501,170	-
Chang Hwa Bank	2.43%	June 2025	1,219,884	-	-	1,219,884	-
Chang Hwa Bank	2.43%	April 2025	302,232	-	-	302,232	-
Chang Hwa Bank	2.43%	May 2025	336,862	-	-	336,862	-
Chang Hwa Bank	2.43%	February 2026	1,115,716	1,115,716	-	-	-
Chang Hwa Bank	2.43%	April 2026	321,937	321,937	-	-	-
Chang Hwa Bank	2.43%	May 2026	334,559	334,559	-	-	-
CTBC BANK	2.60%	December 2026	914,913	-	-	-	914,913
CTBC BANK	2.60%	December 2027	1,912,655	-	1,912,655	-	-
E.SUN BANK	2.62%	March 2025	1,372,370	-	-	1,372,370	-
E.SUN BANK	2.62%	April 2026	1,434,492	1,434,492	-	-	-
First Bank(4)	2.60%	January 2029	570,510	180,048	390,462	167,835	545,803
First Bank(4)	2.60%	April 2029	307,714	89,533	218,181	83,460	294,389
First Bank(4)	2.60%	September 2029	667,422	171,672	495,750	160,027	638,519
First Bank(3)	2.20%	November 2025	914,913	-	-	914,913	-
First Bank(4)	2.60%	August 2030	1,370,737	108,868	1,261,869	-	-
Hua Nan Bank	2.38%	January 2025	1,067,399	-	-	1,067,399	-
Hua Nan Bank	2.38%	April 2025	283,773	-	-	283,773	-
Hua Nan Bank	2.38%	March 2026	246,032	246,032	-	-	-
Hua Nan Bank	2.38%	January 2026	105,714	105,714	-	-	-
Hua Nan Bank	2.65%	April 2026	1,593,880	1,593,880	-	-	-
Shin Kong Bank	2.21%	June 2025	97,150	-	-	97,150	-
Shin Kong Bank	2.21%	January 2026	75,953	75,953	-	-	-
Shin Kong Bank	2.21%	February 2026	78,265	78,265	-	-	-
Shin Kong Bank	2.21%	March 2026	67,017	67,017	-	-	-
Shin Kong Bank	2.21%	April 2026	76,085	76,085	-	-	-
Shin Kong Bank	2.39%	May 2026	128,738	128,738	-	-	-
Shin Kong Bank	2.39%	June 2026	118,089	118,089	-	-	-
Shin Kong Bank	2.39%	May 2026	312,158	312,158	-	-	-
Shin Kong Bank	2.39%	June 2026	299,649	299,649	-	-	-
Taipei Fubon Bank	2.34%	February 2025	914,913	-	-	914,913	-
Taipei Fubon Bank	2.34%	April 2025	609,942	-	-	609,942	-
Taipei Fubon Bank	2.34%	March 2025	76,097	-	-	76,097	-
Taipei Fubon Bank	2.34%	May 2025	77,841	-	-	77,841	-
Taipei Fubon Bank	2.34%	June 2025	158,987	-	-	158,987	-
Taipei Fubon Bank	2.34%	February 2026	142,660	142,660	-	-	-
Taipei Fubon Bank	2.34%	March 2026	145,027	145,027	-	-	-
Taipei Fubon Bank	2.34%	April 2026	147,274	147,274	-	-	-
Taipei Fubon Bank	2.34%	May 2026	161,785	161,785	-	-	-
Taipei Fubon Bank	2.34%	May 2026	150,373	150,373	-	-	-
Taipei Fubon Bank	2.34%	June 2026	150,646	150,646	-	-	-
Taipei Fubon Bank	2.44%	March 2026	1,593,880	1,593,880	-	-	-
Taishin International Bank	2.61%	February 2025	914,913	-	-	914,913	-
Taishin International Bank	2.61%	January 2026	956,328	956,328	-	-	-
Yuanta Bank	2.03%	March 2025	1,524,855	-	-	1,524,855	-
Yuanta Bank	2.03%	March 2026	1,593,880	1,593,880	-	-	-
Cathay United Bank	2.50%	April 2027	1,332,218	999,164	333,054	-	-
Total				18,199,806	10,963,881	15,265,739	9,446,467

(1)	The loans are collateralized by the machinery of the Group for the years ended December 31, 2025 and 2024.
(2)	The loan is collateralized by land and buildings of the Group for the years ended December 31, 2025 and 2024

(3)	The loan is secured by restricted cash of $203,779 for the year ended December 31, 2024.

(4)	The loan is secured by restricted cash of $158,865 for the year ended December 31, 2025.

(5)	All the loans above were guaranteed by David Chuang, the director of the Company.

Schedule of Aggregate Borrowings Maturities

Aggregate borrowings maturities for the next five fiscal years and thereafter are as follows：

For the years ended December 31,
2026	$18,199,806
2027	2,558,375
2028	406,120
2029	1,104,393
2030	1,261,869
Thereafter	5,633,124
Total	$29,163,687